Commitment And Contingencies	3 Months Ended	6 Months Ended
	Dec. 31, 2020	Jun. 30, 2021
Commitments and Contingencies Disclosure [Abstract]
Commitment And Contingencies
NOTE 5— COMMITMENT AND CONTINGENCIES

Underwriting Agreement
The underwriter was entitled to underwriting discounts and commissions of $0.55 per unit, or $22,137,500, of which $8,050,000 was paid at closing of the Initial Public Offering. As of December 31, 2020, the Company had $14,087,500 of accrued offering costs in the accompanying balance sheet, representing deferred underwriting commissions that will become payable to the underwriter from the amounts held in the Trust Account solely in the event that the Company completes the Business Combination, subject to the terms of the underwriting agreement. A portion of such amount, not to exceed 20% of the total amount of the deferred underwriting commissions held in the Trust Account, may be re-allocated
or paid (a) to any underwriter from the Company’s Initial Public Offering in an amount (at the sole discretion of the Company’s management team) that is disproportionate to the portion of the aggregate deferred underwriting commission payable to such underwriter based on their participation in Initial Public Offering and/or (b) to third parties that did not participate in the Company’s Initial Public Offering (but who are members of FINRA) that assist the Company in consummating a Business Combination. The election to re-allocate
or make any such payments to third parties will be solely at the discretion of the Company’s management team, and such third parties will be selected by the management team in their sole and absolute discretion. The deferred fee will become payable to the underwriters from the amounts held in the Trust Account solely in the event that the Company completes a Business Combination, subject to the terms of the underwriting agreement.

NOTE 5— COMMITMENT AND CONTINGENCIES
Underwriting Agreement
The underwriter was entitled to underwriting discounts and commissions of $0.55 per SAIL
SM
security
, or $22,137,500, of which $8,050,000 was paid at closing of the Initial Public Offering. As of June 30, 2021, the Company had $14,087,500 of accrued offering costs in the accompanying Balance Sheet, representing deferred underwriting commissions that will become payable to the underwriter from the amounts held in the Trust Account solely in the event that the Company completes the Business Combination, subject to the terms of the underwriting agreement. A portion of such amount, not to exceed 20% of the total amount of the deferred underwriting commissions held in the Trust Account, may be re-allocated
or paid (a) to any underwriter from the Company’s Initial Public Offering in an amount (at the sole discretion of the Company’s management team) that is disproportionate to the portion of the aggregate deferred underwriting commission payable to such underwriter based on their participation in the Initial Public Offering and/or (b) to third parties that did not participate in the Company’s Initial Public Offering (but who are members of the Financial Industry Regulatory Authority (“FINRA”)) that assist the Company in consummating a Business Combination. The election to re-allocate
or make any such payments to third parties will be solely at the discretion of the Company’s management team, and such third parties will be selected by the management team in their sole and absolute discretion. The deferred fee will become payable to the underwriters from the amounts held in the Trust Account solely in the event that the Company completes a Business Combination, subject to the terms of the underwriting agreement.